Shareholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Shareholders' Deficit
Shareholders' Deficit

6.Stockholders’ Deficit

Par value for common shares is $0.0001. The following is a summary of common share activity for the six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Common shares, beginning balance	3,271,804	8,409,709	2,765,097	8,396,425
Issuance of common shares	1,216,612	59,033	1,723,319	72,317
Common shares, ending balance	4,488,416	8,468,742	4,488,416	8,468,742

The Company has one common stock warrant outstanding with available shares to be issued of 6,439 and an exercise price of $1.61 per share as of June 30, 2021. This warrant was exercised on October 4, 2021, immediately preceding the consummation of the merger.

11.         Shareholders’ Deficit

Science 37 was formed under Delaware law and is treated as a “C” corporation for U.S. tax purposes.

Par value for common shares is $0.0001. The following is a summary of common share activity for the years ended December 31, 2020 and 2019:

	2020	2019
Common stock shares, beginning balance	8,396,425	8,273,865
Issuance of common stock	164,886	122,560
Repurchase of common stock	(5,796,214)	—
Common stock shares, ending balance	2,765,097	8,396,425

The Company has one common stock warrant outstanding with available shares to be issued of 6,439 and an exercise price of $1.61 per share as of December 31, 2020.